Subsidiary Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Subsidiary Notes Payable [Abstract]
Schedule of Notes Payable	The notes payable consist of the following:

	2020 $000s	2019 $000s
December 31,
Loans	1,330	1,330
Convertible notes	25,125	125
Total subsidiary notes payable	26,455	1,455

Schedule of Convertible Notes
Convertible Notes outstanding were as follows:

	Karuna $000s	Follica $000s	Vedanta $000s	Knode $000s	Appeering $000s	Total $000s
January 1, 2019	2,838	6,495	—	50	75	9,458
Gross principal	1,607	—	—	—	—	1,607
Change in fair value	572	817	—	—	—	1,389
Conversion to preferred	—	(4,894)	—	—	—	(4,894)
Conversion to common	—	(2,418)	—	—	—	(2,418)
Deconsolidation	(5,017)	—	—	—	—	(5,017)
December 31, 2019 and January 1, 2020	—	—	—	50	75	125
Gross principal	—	—	25,000	—	—	25,000
Change in fair value	—	—	—	—	—	—
December 31, 2020	—	—	25,000	50	75	25,125